SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Aug. 31, 2016
Accounting Policies [Abstract]
Schedule of earnings per share basic and diluted
	Year Ended August 31,
	2016	2015
Net loss available to stockholders	$(168,323)	$(164)
Weighted average number of common shares – Basic and Diluted	112,673,138	114,097,796
Net loss per common share – Basic and Diluted	$(0.00)	$(0.00)